Loans and Allowance for Credit Losses - Loan Modifications that Defaulted (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	$ 183	$ 204	$ 43
Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	144	171	76
Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	149	280	44
Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	166	92	38
Payment Delay and Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	79	81
Interest Rate Reduction and Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	77	8
Interest Rate Reduction, Payment Delay and Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	10	3
Total loans, excluding loans purchased from GNMA mortgage pools | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	183	203	43
Total loans, excluding loans purchased from GNMA mortgage pools | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	3	9
Total loans, excluding loans purchased from GNMA mortgage pools | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	30	202	14
Total loans, excluding loans purchased from GNMA mortgage pools | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	18	3	1
Loans purchased from GNMA mortgage pools | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	1	0
Loans purchased from GNMA mortgage pools | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	144	168	67
Loans purchased from GNMA mortgage pools | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	119	78	30
Loans purchased from GNMA mortgage pools | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	148	89	37
Commercial | Commercial | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	40	30	7
Commercial | Commercial | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0	0
Commercial | Commercial | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	9	45	0
Commercial | Commercial | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	14	0	0
Commercial | Commercial real estate | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	43	0
Commercial | Commercial real estate | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0	0
Commercial | Commercial real estate | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	137	1
Commercial | Commercial real estate | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0	0
Consumer | Residential mortgages | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0	0
Consumer | Residential mortgages | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	3	8
Consumer | Residential mortgages | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	2	0	2
Consumer | Residential mortgages | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	4	3	1
Consumer | Credit card | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	141	128	35
Consumer | Credit card | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0	0
Consumer | Credit card | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0	0
Consumer | Credit card | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0	0
Consumer | Other retail | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	2	2	1
Consumer | Other retail | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0	1
Consumer | Other retail | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	19	20	11
Consumer | Other retail | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	$ 0	$ 0	$ 0